Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (33,128)	$ (51,489)	$ (77,996)	$ (68,288)
Noncash adjustments reconciling net loss to net cash used in operating activities:
Loss on impairment of intangible assets	0	9,660	9,660	513
Share-based compensation expense	4,824	3,529	6,253	11,856
Noncash lease expense	1,366	1,123	2,730	1,582
Depreciation and amortization	418	365	751	550
Amortization of Intangible Assets	315	737	1,052	1,604
Accretion/amortization of investment securities, net	(326)	(57)	(510)	0
Loss on disposal of property and equipment	0	6	6	0
Change in fair value of redeemable noncontrolling interests			0	3,903
Changes in operating assets and liabilities:
Accounts receivable, net	295	(227)	863	(811)
Prepaid and other current assets and other long-term assets	(705)	(877)	(41)	(2,629)
Accounts payable	3,154	861	(1,829)	2,403
Accrued liabilities	(926)	(1,621)	(3,605)	10,502
Deferred revenue	0	(1,402)	(3,899)	(4,083)
Operating lease liabilities	(1,404)	(803)	(2,110)	(1,742)
Net cash used in operating activities	(26,117)	(40,195)	(68,675)	(44,640)
Cash flows from investing activities:
Purchases of marketable debt securities, available-for-sale	(40,645)	(63,301)	(84,852)	0
Sales of marketable debt securities, available-for-sale	54,263	0	2,188	0
Maturities of marketable debt securities, available-for-sale	25,900	0	37,000	0
Purchases of property and equipment	(783)	(903)	(1,054)	(1,956)
Acquisition of intangible assets			0	(1,250)
Net cash provided by (used in) investing activities	38,735	(64,204)	(46,718)	(3,206)
Cash flows from financing activities:
Proceeds from short-term bridge loan	0	166,000	166,000	0
Repayment of short-term bridge loan	0	(166,000)	(166,000)	0
Proceeds from directors and officers insurance premium financing agreement			1,831	0
Payments of directors and officers insurance premium financing agreement	(932)	0	(905)	0
Proceeds from issuance of common stock for cash, net of issuance costs	77,780	0	138	148,732
Payments to acquire the Ambrx Shanghai noncontrolling interests			0	(20,966)
Issuance of ordinary shares for cash through registered direct offering with a related party, net of issuance costs	74,981	0
Issuance of ordinary shares for cash pursuant to employee stock purchase programs	8,042	102
Net cash provided by (used in) financing activities	159,871	(34)	928	127,427
Effect of exchange rate changes on cash, cash equivalents and restricted cash			0	47
Net increase (decrease) in cash, cash equivalents and restricted cash	172,489	(104,433)	(114,465)	79,628
Cash, cash equivalents and restricted cash, beginning of period	56,441	170,906	170,906	91,278
Cash, cash equivalents and restricted cash, end of period	228,930	66,473	56,441	170,906
Supplemental information:
Cash paid for interest	0	963	963	0
Cash paid for income taxes	1	2	319	1
Noncash investment and financing activities:
Property and equipment costs in accounts payable and accrued liabilities	277	0	491	727
ROU assets and lease liabilities obtain through reassessment of an existing lease			0	11,455
Conversion of convertible preferred shares into ordinary shares			0	253,031
Reclassification of redeemable noncontrolling interests from temporary equity to current liabilities			0	43,403
Accretion of redeemable noncontrolling interests to fair value			0	42,324
Deferred initial public offering costs in accounts payable and accrued liabilities	318	0	0	136
Reclassification of accumulated other comprehensive loss upon settlement of redeemable noncontrolling interests			0	85
Unsettled trade of marketable debt securities, available-for-sale	0	989
Series B Preferred Stock [Member]
Cash flows from financing activities:
Payments of costs for the issuance of shares			0	(339)
Common Stock [Member]
Cash flows from financing activities:
Payments of costs for the issuance of shares	$ 0	$ (136)	$ (136)	$ 0